Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street NW

Washington DC 20549

RE: Saturna Investment Trust, File #33-13247

May 2, 2001

Ladies and Gentlemen:

On behalf of the referenced Trust and pursuant to Rule 497 (j), we wish to certify that the form of the recently filed Prospectus and Statement of Additional Information for CIK #0000811860, Saturna Investment Trust, would not have differed from the paper filing (Rule 497 (b) and (c)) and that the text of the most recent registration statement or amendment has been filed electronically.

If you have any questions or comments concerning this filing, kindly contact me at 1-360-594-9900 x303.

Yours truly,

/s/ Ethel Beltran

Ethel Beltran

Administration

Saturna Investment Trust